Shareholder Report, Holdings (Details)	Sep. 30, 2024
Guggenheim Strategy Fund II Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Strategy Fund II Shares | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Guggenheim Strategy Fund II Shares | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Guggenheim Strategy Fund II Shares | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Guggenheim Strategy Fund II Shares | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Strategy Fund II Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Strategy Fund II Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Strategy Fund II Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Strategy Fund II Shares | B C C Middle Market C L O L L C 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Strategy Fund II Shares | Palmer Square Loan Funding Ltd 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Strategy Fund II Shares | B X Commercial Mortgage Trust 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Strategy Fund II Shares | J P Morgan Chase Commercial Mortgage Securities Trust 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Strategy Fund II Shares | Wells Fargoamp Co 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Strategy Fund II Shares | Fox Corp 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Strategy Fund II Shares | Humana Inc 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Strategy Fund II Shares | G A Global Funding Trust 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Strategy Fund II Shares | Goldman Sachs Group Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund II Shares | O B X Trust 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund II Shares | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Strategy Fund III Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Guggenheim Strategy Fund III Shares | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Guggenheim Strategy Fund III Shares | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Guggenheim Strategy Fund III Shares | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Guggenheim Strategy Fund III Shares | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Strategy Fund III Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Strategy Fund III Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Strategy Fund III Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Guggenheim Strategy Fund III Shares | B C C Middle Market C L O L L C 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Strategy Fund III Shares | Palmer Square Loan Funding Ltd 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Strategy Fund III Shares | B X Commercial Mortgage Trust 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund III Shares | Wells Fargoamp Co 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund III Shares | Fox Corp 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund III Shares | Humana Inc 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund III Shares | G A Global Funding Trust 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Strategy Fund III Shares | Goldman Sachs Group Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Strategy Fund III Shares | O B X Trust 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Strategy Fund III Shares | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Guggenheim Strategy Fund III Shares | First Key Homes Trust 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Variable Insurance Strategy Fund III Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Variable Insurance Strategy Fund III Shares | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Guggenheim Variable Insurance Strategy Fund III Shares | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Guggenheim Variable Insurance Strategy Fund III Shares | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Guggenheim Variable Insurance Strategy Fund III Shares | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Variable Insurance Strategy Fund III Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Variable Insurance Strategy Fund III Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guggenheim Variable Insurance Strategy Fund III Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Guggenheim Variable Insurance Strategy Fund III Shares | B C C Middle Market C L O L L C 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Variable Insurance Strategy Fund III Shares | Palmer Square Loan Funding Ltd 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Variable Insurance Strategy Fund III Shares | B X Commercial Mortgage Trust 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Variable Insurance Strategy Fund III Shares | Wells Fargoamp Co 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Variable Insurance Strategy Fund III Shares | Fox Corp 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Variable Insurance Strategy Fund III Shares | Humana Inc 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Variable Insurance Strategy Fund III Shares | G A Global Funding Trust 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Variable Insurance Strategy Fund III Shares | Goldman Sachs Group Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Variable Insurance Strategy Fund III Shares | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Guggenheim Variable Insurance Strategy Fund III Shares | First Key Homes Trust 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Variable Insurance Strategy Fund III Shares | Anchorage Credit Funding 4 Ltd 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%